Segment Reporting, Geographical Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Total Revenue	$ 328,552	$ 358,122	$ 1,250,292	$ 1,089,374
Gross Profit:
Total Gross Profit	276,860	315,165	1,093,992	935,542
Total Assets:
Total Assets	3,237,248		3,813,743	2,115,250
Vycor Medical [Member]
Revenue:
Total Revenue	258,849	263,711	893,028	724,367
Gross Profit:
Total Gross Profit	219,051	233,409	780,424	628,839
Total Assets:
Total Assets	2,116,843		2,644,513	799,120
NovaVision [Member]
Revenue:
Total Revenue	69,703	94,411	357,264	365,007
Gross Profit:
Total Gross Profit	57,809	$ 81,756	313.568	306,703
Total Assets:
Total Assets	$ 1,120,405		$ 1,169,230	$ 1,316,130